Document and Entity Information	0 Months Ended
Dec. 19, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 19, 2014
Registrant Name	Oaktree Funds
Central Index Key	0001618737
Amendment Flag	false
Document Creation Date	Dec. 19, 2014
Document Effective Date	Dec. 19, 2014
Prospectus Date	Dec. 16, 2014
Oaktree High Yield Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	OHYIX
Oaktree High Yield Bond Fund | Advisor Class
Risk/Return:
Trading Symbol	OHYDX
Oaktree Emerging Markets Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	OEEIX
Oaktree Emerging Markets Equity Fund | Advisor Class
Risk/Return:
Trading Symbol	OEEDX